Long-Term Debt, Long-Term Debt (Details) - Term Loan Facility [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instruments [Abstract]
Total long-term debt	$ 16,200
Less: Deferred financing costs	(269)
Total long-term debt, net of deferred financing costs	15,931
Current portion of long-term debt	2,300
Less: Current portion of deferred financing costs	(87)
Current portion of long-term debt, net of deferred financing costs	2,213
Non-current portion of long-term debt	13,900
Less: Non-current portion of deferred financing costs	(182)
Non-current portion of long-term debt, net of deferred financing costs	$ 13,718